File Number:333-42105
                                            Filed Pursuant to Rule 497(e) of
                                                  the Securities Act of 1933


                           Pioneer Independence Fund

             Supplement dated March 13, 2013 to Summary Prospectus,
               Prospectus and Statement of Additional Information
                               Dated May 1, 2012

The Board of Trustees of Pioneer Independence Fund has approved the reorganization of the fund with Pioneer Disciplined Growth Fund (the "Reorganization"). Each of Pioneer Independence Fund and Pioneer Disciplined Growth Fund is managed by Pioneer Investment Management, Inc. ("Pioneer"). The combined fund resulting from the Reorganization also will be managed by Pioneer. The Reorganization is expected to occur on or about May 17, 2013, but may occur on such later date as the parties may agree (the "Closing Date"). The Reorganization does not require shareholder approval.

Following is a description of certain aspects of the Reorganization:

      o Pioneer Disciplined Growth Fund will reorganize with Pioneer Independence Fund, resulting in the combined fund. The combined fund will be named "Pioneer Disciplined Growth Fund."

      o Pioneer Disciplined Growth Fund's investment team will manage the combined fund.

      o The combined fund will have the same investment objective as Pioneer Disciplined Growth Fund (to seek long-term capital growth). Similarly, Pioneer Independence Fund's investment objective is to seek capital growth.

      o The combined fund will have the same investment strategies and investment policies as Pioneer Disciplined Growth Fund. Both the combined fund and Pioneer Independence Fund normally invest primarily in equity securities of U.S. issuers.

      o The management fee rate payable by the combined fund will be equal to the management fee payable by Pioneer Independence Fund on assets under management up to $5 billion, and reflects an additional breakpoint on assets over $5 billion.

      o It is currently anticipated that the historical performance of Pioneer Disciplined Growth Fund will become the combined fund's historical performance.

      o The Reorganization is expected to qualify as a tax-free reorganization, which generally means that the Reorganization will result in no income, gain or loss being recognized for federal income tax purposes by either fund or its shareholders as a direct result of the Reorganization.

      o Pioneer will bear 100% of the expenses incurred in connection with the Reorganization.

The following information is intended to provide information to help you understand the impact of the Reorganization. For complete information, you should refer to each fund's summary prospectus, prospectus and statement of additional information, which are available free upon request at www.pioneerinvestments.com or by calling 1-800-225-6292. Updated performance information for each fund also is available at www.pioneerinvestments.com.

Investment Adviser and Other Service Providers

Pioneer serves as the investment adviser and administrator of Pioneer Independence Fund and Pioneer Disciplined Growth Fund and will serve as the investment adviser and administrator of the combined fund. Pioneer Funds Distributor, Inc., an affiliate of Pioneer, serves as the principal underwriter of Pioneer Independence Fund and Pioneer Disciplined Growth Fund and will serve as the principal underwriter of the combined fund.

Portfolio Managers

Day-to-day management of the combined fund's portfolio will be the responsibility of Paul Cloonan (portfolio manager of Pioneer Disciplined Growth Fund since 2010). Mr. Cloonan is supported by Ashesh Savla (portfolio manager of Pioneer Disciplined Growth Fund since 2005) and Carol Lintz (portfolio manager of Pioneer Disciplined Growth Fund since 2011). This is the same portfolio management team that is responsible for the day-to-day management of Pioneer Disciplined Growth Fund. The portfolio managers draw upon the research and investment management expertise of the firm's research teams, which provide fundamental and quantitative research on companies on a global basis and include members from Pioneer's affiliate, Pioneer Investment Management Limited. Paul Cloonan, vice president and co-head of equity research -- U.S., joined Pioneer in 1997. Ashesh Savla, senior quantitative research analyst, joined Pioneer in 2003. Carol Lintz, fundamental research analyst, joined Pioneer in 2006.

Day-to-day management of Pioneer Independence Fund's portfolio currently is the responsibility of Andrew Acheson (portfolio manager of the fund since 2001).

Management Fees

The combined fund will pay Pioneer a management fee at an annual rate equal to 0.65% of the fund's average daily net assets up to $1 billion, 0.60% of the next $4 billion and 0.55% on assets over $5 billion. The fee will be accrued daily and paid monthly.

Pioneer Independence Fund currently pays Pioneer a management fee at an annual rate equal to 0.65% of the fund's average daily net assets up to $1 billion and 0.60% of average daily assets over $1 billion. The fee is accrued daily and paid monthly.

Fund Assets

It is anticipated that the combined fund will have assets of approximately $854 million. As of December 31, 2012, Pioneer Independence Fund had assets of approximately $812 million.

Comparison of Fees and Expenses

The following tables compare the annual fund operating expenses of Pioneer Independence Fund and the combined fund. The expenses shown below are based on the actual expenses of Pioneer Independence Fund for the twelve-month period ended December 31, 2012 (unaudited), and the estimated expenses of the combined fund on a pro forma basis assuming the Reorganization occurred on December 31, 2012. Future expenses for all share classes may be greater or less.


                                                   Pioneer     Combined      Pioneer     Combined
                                                 Independence     Fund     Independence     Fund
                                                     Fund      (Pro Forma      Fund      (Pro Forma
                                                  (12 months   12 months    (12 months   12 months
                                                    ended        ended        ended        ended
                                                 December 31, December 31, December 31, December 31,
                                                    2012)        2012)        2012)        2012)
----------------------------------------------------------------------------------------------------
Shareholder transaction fees
     (paid directly from your investment)         Class A      Class A      Class B      Class B
Maximum sales charge (load) when you buy
     shares as a percentage of offering price        5.75%        5.75%       None         None
Maximum deferred sales charge (load) as a
     percentage of offering price or the amount
     you receive when you sell shares, whichever
     is less                                         None         None           4%           4%
Redemption fee as a percentage of amount
     redeemed, if applicable                         None         None        None         None
Annual Fund operating expenses (deducted
     from fund assets) as a % of average daily
     net assets
Management Fee                                       0.65%        0.65%       0.65%        0.65%
Distribution and Service (12b-1) Fee                 0.25%        0.25%       1.00%        1.00%
Other Expenses                                       0.35%        0.35%       0.94%        0.94%
Total Annual Fund Operating Expenses(1)              1.25%        1.25%       2.59%        2.59%
----------------------------------------------------------------------------------------------------
Less: Fee Waiver and Expense Limitations(1)          0.00%        0.00%      -0.44%       -0.44%
Net Expenses(1)                                      1.25%        1.25%       2.15%        2.15%
----------------------------------------------------------------------------------------------------

                                                   Pioneer     Combined      Pioneer     Combined
                                                 Independence     Fund     Independence     Fund
                                                     Fund      (Pro Forma      Fund      (Pro Forma
                                                  (12 months   12 months    (12 months   12 months
                                                    ended        ended        ended        ended
                                                 December 31, December 31, December 31, December 31,
                                                    2012)        2012)        2012)        2012)
----------------------------------------------------------------------------------------------------
Shareholder transaction fees
     (paid directly from your investment)         Class C      Class C      Class Y      Class Y
Maximum sales charge (load) when you buy
     shares as a percentage of offering price        None         None        None         None
Maximum deferred sales charge (load) as a
     percentage of offering price or the amount
     you receive when you sell shares, whichever
     is less                                         1.00%        1.00%       None         None
Redemption fee as a percentage of amount
     redeemed, if applicable                         None         None        None         None
Annual Fund operating expenses (deducted
     from fund assets) as a % of average daily
     net assets
Management Fee                                       0.65%        0.65%       0.65%        0.65%
Distribution and Service (12b-1) Fee                 1.00%        1.00%       None         None
Other Expenses                                       0.53%        0.53%       0.24%        0.09%
Total Annual Fund Operating Expenses(1)              2.18%        2.18%       0.89%        0.74%
----------------------------------------------------------------------------------------------------
Less: Fee Waiver and Expense Limitations(1)         -0.03%       -0.03%       0.00%        0.00%
Net Expenses(1)                                      2.15%        2.15%       0.89%        0.74%
----------------------------------------------------------------------------------------------------

(1) Pioneer Independence Fund's investment adviser has contractually agreed to limit ordinary operating expenses to the extent required to reduce Pioneer Independence Fund's expenses to 2.15% of the average daily net assets attributable to each of Class B and Class C shares. These expense limitations are in effect through May 1, 2014. Pioneer has contractually agreed to limit ordinary operating expenses of the combined fund to the extent required to reduce expenses to 2.15% of the average daily net assets attributable to each of Class B and Class C shares. These expense limitations are in effect through May 1, 2014.

Examples: The examples are intended to help you compare the cost of investing in each of Pioneer Independence Fund and the combined fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in each fund for the time periods shown, and then, except as indicated, redeem all of your shares at the end of those periods. The examples also assume that (a) your investment has a 5% return each year and (b) each fund's total annual operating expenses remain the same except for year one (which considers the effect of the expense limitation). Pro forma expenses are included assuming consummation of the Reorganization as of December 31, 2012. The examples are for comparison purposes only and are not a representation of any fund's actual expenses or returns, either past or future. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years                                            Pioneer       Combined Fund
you own your shares                                   Independence Fund   (Pro Forma)
--------------------------------------------------------------------------------------
Class A -- assuming redemption at end of period
     Year 1                                                    $695              $695
     Year 3                                                    $949              $949
     Year 5                                                  $1,222            $1,222
     Year 10                                                 $1,999            $1,999
Class A -- assuming no redemption
     Year 1                                                   $ 695             $ 695
     Year 3                                                    $949              $949
     Year 5                                                  $1,222            $1,222
     Year 10                                                 $1,999            $1,999
Class B -- assuming redemption at end of period
     Year 1                                                    $618              $618
     Year 3                                                  $1,064            $1,064
     Year 5                                                  $1,436            $1,436
     Year 10                                                 $2,563            $2,563
Class B -- assuming no redemption
     Year 1                                                    $218              $218
     Year 3                                                    $764              $764
     Year 5                                                  $1,336            $1,336
     Year 10                                                 $2,563            $2,563
Class C -- assuming redemption at end of period
     Year 1                                                    $318              $318
     Year 3                                                    $679              $679
     Year 5                                                   $1167            $1,167
     Year 10                                                 $2,511            $2,511
Class C -- assuming no redemption
     Year 1                                                    $218              $218
     Year 3                                                    $679              $679
     Year 5                                                  $1,167            $1,167
     Year 10                                                 $2,511            $2,511
Class Y-- with or without redemption at end of period
     Year 1                                                     $91               $76
     Year 3                                                    $284              $237
     Year 5                                                    $493              $411
     Year 10                                                 $1,096              $918

Investment Objectives and Principal Strategies

The table below provides a summary comparison of Pioneer Independence Fund's current investment objectives and principal investment strategies to those of the combined fund following the consummation of the Reorganization. The combined fund will have substantially the same investment risks as those currently described in Pioneer Independence Fund's prospectus.


                                  Pioneer Independence Fund                                  Combined Fund
--------------------------------------------------------------------------  ------------------------------------------------------
Investment Objective Capital growth                                         Long-term capital growth.
--------------------------------------------------------------------------  ------------------------------------------------------
Principal            The fund invests at least 80% of its assets in equity  The fund invests primarily in equity securities of
Investment           securities. For purposes of the fund's investment      U.S. issuers. For purposes of the fund's investment
Strategies           policies, equity securities include common stocks,     policies, equity securities include common stocks
                     convertible debt and other equity instruments, such    and other equity instruments, such as exchange-
                     as exchange-traded funds (ETFs) that invest            traded funds (ETFs) that invest primarily in equity
                     primarily in equity securities, depositary receipts,   securities, preferred stocks, depositary receipts,
                     warrants, rights, equity interests in real estate      rights, equity interests in real estate investment
                     investment trusts (REITs) and preferred stocks.        trusts (REITs) and warrants.

                     The fund invests primarily in securities of U.S.       The fund may invest in issuers of any market
                     issuers. The fund may invest up to 25% of its total    capitalization. The fund may invest in securities in
                     assets in equity and debt securities of non-U.S.       any industry or market sector.
                     issuers, including up to 10% of its assets in the
                     securities of emerging markets issuers. The fund       The fund may invest up to 10% of its total assets
                     does not count securities of Canadian issuers          in securities of non-U.S. issuers. The fund will not
                     against the limit on investment in securities of non-  invest more than 5% of its total assets in the
                     U.S. issuers. The fund invests in non-U.S.             securities of emerging market issuers. The fund
                     securities to diversify its portfolio when they offer  invests in non-U.S. securities to diversify its similar or greater potential for capital appreciation  portfolio when they offer similar or greater potential
                     compared to U.S. securities.                           for capital appreciation compared to U.S.
                                                                            securities. The fund does not count securities of
                     The fund may invest up to 20% of its net assets        Canadian issuers against the 10% limit on
                     in REITs.                                              investment in securities of non-U.S. issuers.

                     The fund may invest up to 20% of its total assets      The fund may invest a portion of its assets not
                     in debt securities of U.S. and non-U.S. issuers.       invested in equity securities in debt securities.
                     Generally the fund acquires debt securities that are   Generally the fund may acquire investment grade
                     investment grade, but the fund may invest up to        debt securities that are issued by both U.S. and
                     5% of its net assets in below investment grade debt    non-U.S. corporate and government issuers, but
                     securities (known as "junk bonds"), including          the fund may invest up to 5% of its net assets in
                     below investment grade convertible debt securities.    below investment grade debt securities (known as
                     The fund invests in debt securities when Pioneer       "junk bonds"), including below investment grade
                     believes they are consistent with the fund's           convertible debt securities. The fund invests in debt
                     investment objective of capital growth, to diversify   securities when Pioneer believes they are
                     the fund's portfolio or for greater liquidity.         consistent with the fund's investment objective of
                                                                            long-term capital growth, to diversify the fund's
                     To the extent consistent with its investment           portfolio or for greater liquidity.
                     objective, the fund may invest in initial public
                     offerings of equity securities.                        The fund may, but is not required to, use
                                                                            derivatives. The fund may use derivatives for a
                     The fund may, but is not required to, use              variety of purposes, including as a hedge against
                     derivatives. The fund may use derivatives for a        adverse changes in the market price of securities,
                     variety of purposes, including as a hedge against      interest rates or currency exchange rates; as a
                     adverse changes in the market price of securities,     substitute for purchasing or selling securities; and
                     interest rates or currency exchange rates; as a        to increase the fund's return as a non-hedging
                     substitute for purchasing or selling securities; and   strategy that may be considered speculative. The
                     to increase the fund's return as a non-hedging         fund may choose not to make use of derivatives for
                     strategy that may be considered speculative. The       a variety of reasons, and any use may be limited by
                     fund may choose not to make use of derivatives for     applicable law and regulations. The fund may also
                     a variety of reasons, and any use may be limited by    hold cash or other short-term investments.
                     applicable law and regulations. The fund may also
                     hold cash or other short-term investments.

                                  Pioneer Independence Fund                                  Combined Fund
--------------------------------------------------------------------------  ------------------------------------------------------
                     Pioneer seeks securities selling at reasonable          Pioneer uses a valuation-conscious approach to
                     prices or substantial discounts to their underlying     select the fund's investments based upon the
                     values and then generally holds these securities        recommendations of Pioneer's research teams.
                     until the market values reflect their intrinsic values. Pioneer's research teams support the portfolio
                     Pioneer evaluates a security's potential value,         management teams that manage various Pioneer
                     including the attractiveness of its market valuation,   equity funds and provide recommendations for a
                     based on the company's assets and prospects for         universe of issuers that are publicly traded in the
                     earnings and revenue growth. In making that             U.S. and abroad. The fund seeks to benefit from
                     assessment, Pioneer employs fundamental                 this research effort by selecting securities that are
                     research and an evaluation of the issuer based on       highly ranked by the teams and selling at attractive
                     its financial statements and operations. Pioneer        prices.
                     relies on the knowledge, experience and judgment
                     of its staff and the staff of its affiliates who have   The research teams use a two-step process in
                     access to a wide variety of research. Pioneer           selecting securities that combines fundamental and
                     focuses on the quality and price of individual          quantitative research. First, the teams assess whether
                     issuers and securities, not on economic sector or       a company's fundamentals -- financial condition,
                     market-timing strategies. Factors Pioneer looks for     management, and position in its industry -- indicate
                     in selecting investments include:                       strong prospects for growth and attractive
                                                                             valuations. Second, the teams employ a
                       o Estimated private market value in excess of         quantitative, growth-oriented approach to
                       current stock price. Private market value is the      construct the fund's portfolio, emphasizing those
                       price an independent investor would pay to own        securities believed to have attractive prospects for
                       the entire company                                    earnings and revenue growth. A security may be
                                                                             sold if its ranking by the research team is reduced
                       o Above average potential for earnings and            or the security price reaches a reasonable
                       revenue growth                                        valuation.

                       o Management with demonstrated ability and            As part of its initial assessment, Pioneer's research
                       commitment to the company                             teams evaluate a security's potential value based
                                                                             on the company's assets and prospects for
                       o Low market valuations relative to earnings          earnings growth. Inmaking that assessment, the
                       forecast, book value, cash flow and sales             teams employ a disciplined stock valuation
                                                                             approach combined with fundamental research,
                                                                             and an evaluation of the issuer based on its
                                                                             financial statements and operations. The research
                                                                             teams focus on the quality and price of individual
                                                                             issuers, not on economic sector or market-timing
                                                                             strategies. The fund's portfolio includes securities
                                                                             from a broad range of market sectors that have
                                                                             received favorable rankings from the research
                                                                             teams. Factors for selecting investments include:

                                                                               o Favorable expected returns relative to perceived
                                                                               risk

                                                                               o Above average potential for earnings and
                                                                               revenue growth

                                                                               o Low market valuations relative to earnings
                                                                               forecast, book value, cash flow and sales

                                                                               o A sustainable competitive advantage, such as
                                                                               a brand name, customer base, proprietary
                                                                               technology or economies of scale


Comparison of the Funds' Past Performance

It is currently anticipated that, upon consummation of the Reorganization, the historical performance of Pioneer Disciplined Growth Fund will become the combined fund's historical performance. This means that Pioneer Independence Fund's historical performance, including its accounting and financial history, will no longer exist as of the close of business on the date that the Reorganization is consummated. What is the impact of this change?

      o Pioneer Independence Fund's inception date is March 16, 1998, and Pioneer Disciplined Growth Fund's inception date is December 15, 2005. The combined fund will adopt the December 15, 2005 inception date of Pioneer Disciplined Growth Fund.

      o The performance for Class B Shares for periods prior to the date of the Reorganization will reflect the performance of Class A Shares, adjusted to reflect the higher expenses of Class B Shares.

The bar charts and tables below indicate the risks and volatility of an investment in each of Pioneer Independence Fund and Pioneer Disciplined Growth Fund by showing how the funds have performed in the past. The bar charts show changes in the performance of each fund's Class A shares from calendar year to calendar year. The tables show average annual total returns for each class of shares of a fund over time and compare these returns to a broad-based measure of market performance that has characteristics relevant to the fund's investment strategies. You can obtain updated performance information by visiting https://us.pioneerinvestments.com/performance or by calling 1-800-225-6292. A fund's past performance (before and after taxes) does not necessarily indicate how it will perform in the future. The bar charts do not reflect any sales charge you may pay when you buy fund shares. If this amount was reflected, returns would be less than those shown.

     PIONEER DISCIPLINED GROWTH FUND'S ANNUAL RETURNS -- CLASS A SHARES (%)
                           (YEARS ENDED DECEMBER 31)

                             2006            11.95
                             2007            12.25
                             2008           -36.45
                             2009            34.64
                             2010            19.57
                             2011            -0.01
                             2012            14.31

During the period shown in the bar chart, Pioneer Disciplined Growth Fund's highest quarterly return was 15.88% for the quarter ended 6/30/2009, and the lowest quarterly return was -20.79% for the quarter ended 12/31/2008.

        PIONEER INDEPENDENCE FUND'S ANNUAL RETURNS -- CLASS A SHARES (%)
                           (YEARS ENDED DECEMBER 31)


                             2003            29.79
                             2004             9.53
                             2005             9.59
                             2006            10.96
                             2007            12.69
                             2008           -48.83
                             2009            43.06
                             2010            14.36
                             2011            -2.14
                             2012            13.29


During the period shown in the bar chart, Pioneer Independence Fund's highest quarterly return was 25.04% for the quarter ended 6/30/2009, and the lowest quarterly return was -22.99% for the quarter ended 9/30/2008.

                                            AVERAGE ANNUAL TOTAL RETURNS (%)
                                          (FOR PERIODS ENDED DECEMBER 31, 2012)
                                                                                      Since   Inception
Pioneer Disciplined Growth Fund                           1 Year 5 Years   10 Years Inception   Date
-------------------------------------------------------------------------------------------------------
   Class A                                                                                    12/15/05
      Return Before Taxes                                   7.69   1.96        N/A      4.45
      Return After Taxes on Distributions                   6.88   0.68        N/A      3.12
      Return After Taxes on Distributions and
         Sale of Fund Shares                                5.53   1.07        N/A      3.20
-------------------------------------------------------------------------------------------------------
   Class C                                                 13.35    N/A        N/A      5.73  7/17/08
-------------------------------------------------------------------------------------------------------
   Class Y                                                 14.74    N/A        N/A      6.82  7/31/08
-------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index (reflects no
   deduction for fees, expenses or taxes)                  15.26   3.12       7.52      4.83  12/15/05
-------------------------------------------------------------------------------------------------------
                                                                                      Since   Inception
Pioneer Independence Fund                                 1 Year 5 Years   10 Years Inception   Date
-------------------------------------------------------------------------------------------------------
   Class A                                                                                    3/16/98
      Return Before Taxes                                   6.77  -2.64       5.48      3.28
      Return After Taxes on Distributions                   6.77  -2.65       5.11      2.77
      Return After Taxes on Distributions and
         Sale of Fund Shares                                4.40  -2.23       4.76      2.65
-------------------------------------------------------------------------------------------------------
   Class B                                                  8.31  -2.37        N/A     -2.44  12/7/07
-------------------------------------------------------------------------------------------------------
   Class C                                                 12.32  -2.37        N/A      0.74  3/10/06
-------------------------------------------------------------------------------------------------------
   Class Y                                                 13.78  -1.07        N/A      1.99
-------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index (reflects no
   deduction for fees, expenses or taxes)                  15.26   3.12       7.52      2.81  3/16/98
-------------------------------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class A shares. After-tax returns for Class B, Class C and Class Y shares will vary.

                                                                   26442-00-0213